UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08464

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

High Income Opportunities Portfolio

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the High Income Opportunities Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance High Income Opportunities Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Income Opportunities Portfolio	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,616,797,673
# of Portfolio Holdings	481
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Common Stocks	1.2%
Asset-Backed Securities	2.7%
Short-Term Investments	2.9%
Senior Floating-Rate Loans	7.4%
Corporate Bonds	84.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

BBB
2.9%
BB
42.9%
B
40.0%
CCC or Lower
11.3%
Not Rated
2.9%

Value	Value
Not Rated	2.9%
CCC or Lower	11.3%
B	40.0%
BB	42.9%
BBB	2.9%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance High Income Opportunities Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

HIOP Port.-TSR-SAR

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

High Income Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.6%
Security	Principal Amount (000's omitted)	Value
Apidos CLO XXXIX Ltd., Series 2022-39A, Class D, 7.622%, (3 mo. SOFR + 3.35%), 4/21/35(1)(2)	$1,500	$ 1,484,115
Ballyrock CLO 15 Ltd.:
Series 2021-1A, Class D1R, 7.106%, (3 mo. SOFR + 2.85%), 1/15/38(1)(2)	2,000	1,974,648
Series 2021-1A, Class ER, 9.506%, (3 mo. SOFR + 5.25%), 1/15/38(1)(2)	1,500	1,470,592
Ballyrock CLO 16 Ltd., Series 2021-16A, Class C2R, 7.999%, (3 mo. SOFR + 3.75%), 4/20/38(1)(2)	1,500	1,454,922
Barings CLO Ltd.:
Series 2025-1A, Class D2, 7.935%, (3 mo. SOFR + 3.65%), 4/20/38(1)(2)	1,000	974,434
Series 2025-1A, Class E, 8.885%, (3 mo. SOFR + 4.60%), 4/20/38(1)(2)	1,000	960,539
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class D2R2, 8.28%, (3 mo. SOFR + 4.00%), 1/17/38(1)(2)	2,000	1,966,872
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.87%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	1,000	1,002,486
Bryant Park Funding Ltd., Series 2023-19A, Class D1R, 7.093%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	1,500	1,470,812
Canyon Capital CLO Ltd., Series 2022-1A, Class E, 10.661%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	2,000	1,936,776
Carlyle U.S. CLO Ltd., Series 2019-4A, Class DR, 10.856%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,964,630
Elmwood CLO 40 Ltd., Series 2025-3A, Class E, 9.526%, (3 mo. SOFR + 5.25%), 3/22/38(1)(2)	1,500	1,483,905
Elmwood CLO VI Ltd., Series 2020-3A, Class D1RR, 7.37%, (3 mo. SOFR + 3.10%), 7/18/37(1)(2)	1,000	1,001,961
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 11.372%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	1,962,966
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 8.282%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	1,000	1,002,974
Harvest U.S. CLO Ltd., Series 2024-3A, Class D1, 7.649%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	999,948
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.67%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	2,000	2,009,938
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 7.42%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	1,500	1,491,676
Madison Park Funding XXII Ltd., Series 2016-22A, Class D1R2, 7.156%, (3 mo. SOFR + 2.90%), 1/15/38(1)(2)	2,000	1,978,606
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 10.856%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	1,000	1,002,512
Security	Principal Amount (000's omitted)	Value
Magnetite XXII Ltd., Series 2019-22A, Class DRR, 7.156%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	$1,250	$ 1,242,002
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 9.097%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	2,000	1,950,006
Oaktree CLO Ltd., Series 2019-4A, Class D1RR, 7.67%, (3 mo. SOFR + 3.40%), 7/20/37(1)(2)	1,000	1,001,288
OCP CLO Ltd., Series 2024-32A, Class D1, 8.029%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	1,500	1,503,405
Palmer Square CLO Ltd., Series 2018-1A, Class CR, 8.17%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	1,500	1,501,779
RR 38 Ltd., Series 2025-38A, Class C2, 7.972%, (3 mo. SOFR + 3.65%), 4/15/40(1)(2)	2,000	1,950,422
Wellfleet CLO Ltd.:
Series 2021-2A, Class E, 11.478%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	2,000	1,851,546
Series 2021-3A, Class E, 11.618%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	2,000	1,897,976
Total Asset-Backed Securities (identified cost $43,178,734)		$ 42,493,736

Common Stocks — 1.2%
Security	Shares	Value
Energy — 0.2%
Ascent CNR Corp., Class A(3)(4)	6,273,462	$ 1,756,569
Energy Transfer LP	75,000	1,240,500
		$ 2,997,069
Environmental — 0.4%
GFL Environmental, Inc.	140,500	$ 7,010,950
		$ 7,010,950
Gaming — 0.0%
New Cotai Participation Corp., Class B(3)(4)(5)	7	$ 0
		$ 0
Healthcare — 0.2%
Ardent Health Partners, Inc.(5)	190,000	$ 2,418,700
Endo, Inc.(5)	16,367	348,453
		$ 2,767,153
Leisure — 0.0%
iFIT Health and Fitness, Inc.(3)(4)(5)	514,080	$ 0
		$ 0

High Income Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Paper — 0.1%
Enviva LLC(4)(5)	100,688	$ 1,459,976
		$ 1,459,976
Utility — 0.3%
Vistra Corp.	33,528	$ 4,346,235
		$ 4,346,235
Total Common Stocks (identified cost $15,585,601)		$ 18,581,383

Convertible Bonds — 0.1%
Security	Principal Amount (000's omitted)	Value
Homebuilders & Real Estate — 0.1%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	$2,275	$ 2,118,708
Total Convertible Bonds (identified cost $2,132,481)		$ 2,118,708

Corporate Bonds — 83.7%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 2.7%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	5,593	$ 5,694,446
Axon Enterprise, Inc.:
6.125%, 3/15/30(1)	1,600	1,631,846
6.25%, 3/15/33(1)	1,215	1,241,398
Bombardier, Inc.:
7.00%, 6/1/32(1)	1,915	1,939,859
7.25%, 7/1/31(1)	2,100	2,152,721
7.875%, 4/15/27(1)	536	537,643
8.75%, 11/15/30(1)	2,730	2,928,638
BWX Technologies, Inc.:
4.125%, 6/30/28(1)	1,591	1,529,847
4.125%, 4/15/29(1)	1,341	1,278,631
Moog, Inc., 4.25%, 12/15/27(1)	2,966	2,863,839
Science Applications International Corp., 4.875%, 4/1/28(1)	4,831	4,701,388
TransDigm, Inc.:
4.625%, 1/15/29	1,777	1,711,254
5.50%, 11/15/27	4,419	4,401,874
6.375%, 3/1/29(1)	1,580	1,611,540
6.625%, 3/1/32(1)	5,115	5,245,964
Security	Principal Amount* (000's omitted)		Value
Aerospace (continued)
TransDigm, Inc.: (continued)
6.75%, 8/15/28(1)		3,719	$ 3,798,378
			$ 43,269,266
Air Transportation — 0.6%
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(1)		2,069	$ 2,102,632
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)		7,353	6,357,078
9.50%, 6/1/28(1)		1,370	1,339,751
			$ 9,799,461
Automotive & Auto Parts — 2.3%
Belron U.K. Finance PLC, 5.75%, 10/15/29(1)		7,700	$ 7,697,855
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(6)	EUR	2,958	3,350,888
6.75%, 2/15/30(1)		2,100	2,138,430
8.50%, 5/15/27(1)		5,114	5,142,378
Ford Motor Co., 4.75%, 1/15/43		2,651	1,983,689
Goodyear Tire & Rubber Co., 5.00%, 7/15/29		3,471	3,305,336
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		6,106	4,561,509
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		8,544	8,811,589
			$ 36,991,674
Broadcasting — 0.7%
Playtika Holding Corp., 4.25%, 3/15/29(1)		5,764	$ 5,066,574
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)		1,871	1,427,763
Sinclair Television Group, Inc.:
4.375%, 12/31/32(1)		486	294,663
8.125%, 2/15/33(1)		4,043	4,004,814
			$ 10,793,814
Building Materials — 2.9%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(1)		4,160	$ 4,290,570
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		5,100	4,597,838
5.00%, 3/1/30(1)		2,850	2,737,441
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)		5,187	4,292,441
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		1,884	1,702,515
Quikrete Holdings, Inc.:
6.375%, 3/1/32(1)		6,010	6,048,950
6.75%, 3/1/33(1)		6,601	6,631,469
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		6,800	6,651,713

High Income Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building Materials (continued)
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)		1,885	$ 1,910,153
Standard Industries, Inc.:
2.25%, 11/21/26(6)	EUR	2,593	2,871,714
3.375%, 1/15/31(1)		2,778	2,455,775
4.375%, 7/15/30(1)		3,112	2,905,423
			$ 47,096,002
Cable & Satellite TV — 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		1,446	$ 1,307,825
4.25%, 1/15/34(1)		9,932	8,373,105
4.50%, 8/15/30(1)		7,605	7,068,917
4.50%, 5/1/32		1,055	938,036
4.75%, 3/1/30(1)		5,575	5,268,794
5.00%, 2/1/28(1)		2,010	1,962,724
5.375%, 6/1/29(1)		923	903,990
6.375%, 9/1/29(1)		3,940	3,978,904
CSC Holdings LLC:
3.375%, 2/15/31(1)		3,173	2,121,152
4.125%, 12/1/30(1)		2,060	1,413,754
5.50%, 4/15/27(1)		2,585	2,404,399
11.75%, 1/31/29(1)		2,436	2,304,562
DISH Network Corp., 11.75%, 11/15/27(1)		2,604	2,739,053
			$ 40,785,215
Capital Goods — 2.6%
Arcosa, Inc., 6.875%, 8/15/32(1)		2,925	$ 2,983,312
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(7)		3,755	3,691,994
Calderys Financing LLC, 11.25%, 6/1/28(1)		5,427	5,740,648
Chart Industries, Inc., 9.50%, 1/1/31(1)		4,583	4,888,335
CTEC II GmbH, 5.25%, 2/15/30(6)	EUR	3,700	3,680,231
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)		4,601	4,671,667
ESAB Corp., 6.25%, 4/15/29(1)		2,758	2,801,799
Madison IAQ LLC, 5.875%, 6/30/29(1)		5,576	5,280,490
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		5,212	4,900,612
6.375%, 11/1/32(1)		2,905	2,823,234
			$ 41,462,322
Chemicals — 2.8%
Avient Corp.:
6.25%, 11/1/31(1)		3,955	$ 3,916,023
7.125%, 8/1/30(1)		4,654	4,749,514
Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Celanese U.S. Holdings LLC, 6.95%, 11/15/33		7,459	$ 7,478,806
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		3,168	3,133,938
Herens Holdco SARL, 4.75%, 5/15/28(1)		2,371	2,071,009
Herens Midco SARL, 5.25%, 5/15/29(6)	EUR	4,400	3,698,032
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		980	908,636
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)		10,194	10,634,462
SNF Group SACA:
2.625%, 2/1/29(6)	EUR	3,140	3,398,023
2.625%, 2/1/29(1)	EUR	250	270,543
Valvoline, Inc., 3.625%, 6/15/31(1)		4,216	3,696,186
WR Grace Holdings LLC:
5.625%, 8/15/29(1)		1,180	1,047,271
7.375%, 3/1/31(1)		1,165	1,172,646
			$ 46,175,089
Consumer Products — 1.4%
Acushnet Co., 7.375%, 10/15/28(1)		6,664	$ 6,903,164
Edgewell Personal Care Co., 4.125%, 4/1/29(1)		3,116	2,916,074
Masterbrand, Inc., 7.00%, 7/15/32(1)		5,425	5,444,666
Somnigroup International, Inc.:
3.875%, 10/15/31(1)		6,589	5,791,976
4.00%, 4/15/29(1)		855	794,848
Spectrum Brands, Inc., 3.875%, 3/15/31(1)		587	487,748
			$ 22,338,476
Containers — 2.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(6)	EUR	6,400	$ 6,149,515
4.00%, 9/1/29(1)		3,149	2,744,600
Ball Corp.:
3.125%, 9/15/31		4,030	3,523,623
6.875%, 3/15/28		1,239	1,270,117
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		4,061	3,721,453
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(1)		5,222	5,343,763
8.75%, 4/15/30(1)		5,339	5,505,860
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		2,415	2,383,298
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		2,500	2,487,970

High Income Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Containers (continued)
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	5,410	$ 5,379,146
Trivium Packaging Finance BV, 8.50%, 8/15/27(1)	4,830	4,780,406
		$ 43,289,751
Diversified Financial Services — 3.4%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(8)(9)	6,533	$ 6,022,252
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)	4,649	4,910,255
CI Financial Corp., 4.10%, 6/15/51	3,691	2,515,053
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	5,541	5,234,291
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	5,556	5,798,347
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	4,595	4,626,765
Hightower Holding LLC, 9.125%, 1/31/30(1)	4,573	4,681,746
Jane Street Group/JSG Finance, Inc., 6.125%, 11/1/32(1)	6,020	5,922,294
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	2,161	2,087,232
3.625%, 3/1/29(1)	5,608	5,221,040
4.00%, 10/15/33(1)	450	389,762
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)	2,925	2,969,013
TrueNoord Capital DAC, 8.75%, 3/1/30(1)	5,200	5,317,573
		$ 55,695,623
Diversified Media — 2.4%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)	2,016	$ 1,897,775
6.125%, 12/1/28(1)	4,486	4,022,214
Cars.com, Inc., 6.375%, 11/1/28(1)	3,521	3,462,238
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(1)	4,422	3,673,687
7.875%, 4/1/30(1)	3,971	3,976,768
CMG Media Corp., 8.875%, 6/18/29(1)	2,634	2,311,335
OT Midco, Inc., 10.00%, 2/15/30(1)	2,975	2,428,031
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.375%, 2/15/31(1)	4,674	4,898,380
Snap, Inc., 6.875%, 3/1/33(1)	6,750	6,747,168
Stagwell Global LLC, 5.625%, 8/15/29(1)	5,930	5,603,010
		$ 39,020,606
Energy — 6.1%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	4,210	$ 4,231,631
Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	3,442	$ 3,432,682
Civitas Resources, Inc., 8.625%, 11/1/30(1)	4,798	4,629,340
DT Midstream, Inc., 4.125%, 6/15/29(1)	4,491	4,220,368
Energy Transfer LP, 5.00%, 5/15/50	2,087	1,669,245
EQT Corp.:
4.50%, 1/15/29(1)	2,081	2,019,680
4.75%, 1/15/31(1)	2,522	2,437,048
Expand Energy Corp., 4.75%, 2/1/32	3,253	3,055,177
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	4,008	4,084,172
ITT Holdings LLC, 6.50%, 8/1/29(1)	334	305,411
Kinetik Holdings LP, 5.875%, 6/15/30(1)	5,259	5,143,696
Matador Resources Co., 6.50%, 4/15/32(1)	3,560	3,433,416
Nabors Industries Ltd., 7.50%, 1/15/28(1)	1,188	946,599
Parkland Corp.:
4.50%, 10/1/29(1)	2,516	2,375,065
4.625%, 5/1/30(1)	2,534	2,387,975
Permian Resources Operating LLC:
5.875%, 7/1/29(1)	5,233	5,115,657
6.25%, 2/1/33(1)	2,615	2,559,545
7.00%, 1/15/32(1)	2,706	2,726,890
Plains All American Pipeline LP, Series B, 8.695%, (3 mo. SOFR + 4.372%)(2)(8)	4,645	4,593,081
Precision Drilling Corp.:
6.875%, 1/15/29(1)	1,387	1,302,126
7.125%, 1/15/26(1)	585	583,521
SM Energy Co., 7.00%, 8/1/32(1)	2,975	2,745,608
Sunoco LP, 7.25%, 5/1/32(1)	3,010	3,124,305
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	2,835	2,670,739
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	3,101	2,898,813
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	863	857,531
Transocean, Inc., 8.75%, 2/15/30(1)	1,138	1,112,886
Venture Global LNG, Inc.:
7.00%, 1/15/30(1)	2,255	2,126,047
8.125%, 6/1/28(1)	2,368	2,353,612
8.375%, 6/1/31(1)	1,771	1,709,521
9.00% to 9/30/29(1)(8)(9)	6,568	5,651,468
9.50%, 2/1/29(1)	4,863	5,042,240
9.875%, 2/1/32(1)	686	696,968
Vital Energy, Inc.:
7.875%, 4/15/32(1)	2,076	1,614,864
9.75%, 10/15/30	2,281	1,935,450

High Income Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Weatherford International Ltd., 8.625%, 4/30/30(1)	2,478	$ 2,458,241
		$ 98,250,618
Entertainment & Film — 0.5%
Cinemark USA, Inc.:
5.25%, 7/15/28(1)	4,631	$ 4,551,396
7.00%, 8/1/32(1)	2,820	2,886,352
		$ 7,437,748
Environmental — 1.6%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)	1,094	$ 1,078,448
5.125%, 7/15/29(1)	1,187	1,166,726
6.375%, 2/1/31(1)	1,560	1,590,436
GFL Environmental, Inc.:
3.50%, 9/1/28(1)	5,384	5,110,126
4.75%, 6/15/29(1)	9,118	8,856,025
Reworld Holding Corp.:
4.875%, 12/1/29(1)	6,299	5,892,199
5.00%, 9/1/30	854	786,087
Wrangler Holdco Corp., 6.625%, 4/1/32(1)	1,905	1,957,479
		$ 26,437,526
Food & Drug Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(1)	1,808	$ 1,748,937
5.875%, 2/15/28(1)	1,807	1,807,459
Ingles Markets, Inc., 4.00%, 6/15/31(1)	4,305	3,900,953
		$ 7,457,349
Food, Beverage & Tobacco — 4.4%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	3,768	$ 3,913,348
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)	8,544	8,618,760
Chobani Holdco II LLC, 8.75%, (8.75% cash or 9.50% PIK), 10/1/29(1)(7)	9,053	9,615,357
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)	2,225	2,189,926
7.625%, 7/1/29(1)	5,749	6,028,666
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	3,007	3,001,511
Performance Food Group, Inc.:
4.25%, 8/1/29(1)	5,450	5,165,746
5.50%, 10/15/27(1)	1,594	1,582,640
6.125%, 9/15/32(1)	2,715	2,719,200
Security	Principal Amount* (000's omitted)		Value
Food, Beverage & Tobacco (continued)
Pilgrim's Pride Corp.:
3.50%, 3/1/32		3,768	$ 3,347,194
6.875%, 5/15/34		1,860	2,017,994
Post Holdings, Inc., 6.25%, 2/15/32(1)		2,786	2,811,072
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(1)		4,325	4,307,026
Turning Point Brands, Inc., 7.625%, 3/15/32(1)		4,500	4,687,484
U.S. Foods, Inc., 4.75%, 2/15/29(1)		6,726	6,541,652
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)		4,119	3,922,917
			$ 70,470,493
Gaming — 2.4%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(1)		7,364	$ 7,642,967
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)		834	770,757
6.00%, 10/15/32(1)		3,145	2,966,895
6.50%, 2/15/32(1)		2,499	2,514,251
7.00%, 2/15/30(1)		2,900	2,970,378
8.125%, 7/1/27(1)		942	945,590
Churchill Downs, Inc., 5.75%, 4/1/30(1)		4,352	4,260,392
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)		4,688	4,688,355
International Game Technology PLC:
4.125%, 4/15/26(1)		1,237	1,221,952
5.25%, 1/15/29(1)		2,540	2,485,663
6.25%, 1/15/27(1)		2,048	2,059,092
Light & Wonder International, Inc., 7.00%, 5/15/28(1)		3,009	3,012,358
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)		2,701	2,703,103
			$ 38,241,753
Healthcare — 8.3%
1261229 BC Ltd., 10.00%, 4/15/32(1)		8,055	$ 7,892,564
AHP Health Partners, Inc., 5.75%, 7/15/29(1)		1,443	1,335,141
AMN Healthcare, Inc.:
4.00%, 4/15/29(1)		1,265	1,135,542
4.625%, 10/1/27(1)		1,508	1,446,170
athenahealth Group, Inc., 6.50%, 2/15/30(1)		12,208	11,680,753
Avantor Funding, Inc., 3.875%, 7/15/28(6)	EUR	4,670	5,230,022
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)		3,525	2,571,787
Encompass Health Corp.:
4.625%, 4/1/31		2,698	2,570,709

High Income Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
Encompass Health Corp.: (continued)
4.75%, 2/1/30	1,109	$ 1,078,690
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)	3,830	3,986,973
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	3,913	3,400,507
HealthEquity, Inc., 4.50%, 10/1/29(1)	5,710	5,402,905
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)	7,738	8,163,141
IQVIA, Inc.:
5.00%, 5/15/27(1)	1,329	1,319,500
6.50%, 5/15/30(1)	1,862	1,893,585
LifePoint Health, Inc.:
5.375%, 1/15/29(1)	6,397	5,765,750
9.875%, 8/15/30(1)	1,765	1,879,677
10.00%, 6/1/32(1)	930	903,263
Medline Borrower LP, 5.25%, 10/1/29(1)	12,917	12,279,127
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)	3,563	3,214,893
3.875%, 5/15/32(1)	3,118	2,749,583
6.25%, 1/15/33(1)	2,645	2,626,845
Option Care Health, Inc., 4.375%, 10/31/29(1)	5,025	4,749,918
P&L Development LLC/PLD Finance Corp., 12.00%, (9.00% cash and 3.50% PIK or 12.00% cash), 5/15/29(1)(7)	1,815	1,803,310
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30	4,615	4,396,597
4.90%, 12/15/44	1,242	964,253
Prestige Brands, Inc., 3.75%, 4/1/31(1)	1,931	1,745,009
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	2,722	2,719,225
Team Health Holdings, Inc., 13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)	4,525	4,858,984
Tenet Healthcare Corp.:
4.375%, 1/15/30	287	272,257
5.125%, 11/1/27	3,030	3,007,263
6.125%, 10/1/28	5,025	5,016,625
6.875%, 11/15/31	2,158	2,218,103
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	10,614	7,509,044
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	6,185	6,286,626
		$ 134,074,341
Homebuilders & Real Estate — 3.0%
Artera Services LLC, 8.50%, 2/15/31(1)	3,795	$ 3,605,061
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)	1,606	1,487,566
4.625%, 4/1/30(1)	2,665	2,445,648
Security	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate (continued)
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(1)	2,397	$ 2,341,493
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	4,000	3,895,091
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)	3,604	3,624,165
8.875%, 9/1/31(1)	1,988	2,128,776
Dycom Industries, Inc., 4.50%, 4/15/29(1)	2,038	1,921,539
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	7,888	8,290,477
National Health Investors, Inc., 3.00%, 2/1/31	3,117	2,724,148
New Home Co., Inc., 9.25%, 10/1/29(1)	9,680	10,000,505
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(1)	1,965	1,827,152
4.625%, 3/15/30(1)	1,792	1,658,000
Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29(1)	879	864,135
TopBuild Corp., 4.125%, 2/15/32(1)	2,923	2,633,072
		$ 49,446,828
Insurance — 1.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(1)	1,076	$ 1,075,139
6.75%, 10/15/27(1)	8,655	8,601,820
7.00%, 1/15/31(1)	1,907	1,937,316
7.375%, 10/1/32(1)	770	779,095
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(1)	5,307	5,713,691
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	4,297	4,405,886
Ryan Specialty LLC, 5.875%, 8/1/32(1)	4,061	4,014,611
		$ 26,527,558
Leisure — 3.0%
Carnival Corp.:
5.75%, 3/1/27(1)	4,470	$ 4,457,556
6.00%, 5/1/29(1)	5,932	5,903,393
Motion Finco SARL, 8.375%, 2/15/32(1)	3,510	3,326,429
NCL Corp. Ltd.:
5.875%, 3/15/26(1)	525	522,724
5.875%, 2/15/27(1)	1,006	1,002,001
6.75%, 2/1/32(1)	4,195	4,099,037
7.75%, 2/15/29(1)	4,692	4,846,545
NCL Finance Ltd., 6.125%, 3/15/28(1)	2,560	2,543,521
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/28	1,475	1,414,890

High Income Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
Royal Caribbean Cruises Ltd.: (continued)
6.00%, 2/1/33(1)	4,649	$ 4,665,006
6.25%, 3/15/32(1)	4,343	4,411,782
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)	2,674	2,566,882
Viking Cruises Ltd.:
5.875%, 9/15/27(1)	5,309	5,302,367
6.25%, 5/15/25(1)	1,930	1,931,999
7.00%, 2/15/29(1)	798	801,610
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	551	545,937
		$ 48,341,679
Metals & Mining — 2.6%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)	7,180	$ 7,892,579
Constellium SE, 3.75%, 4/15/29(1)	4,864	4,474,820
Eldorado Gold Corp., 6.25%, 9/1/29(1)	4,103	4,048,509
First Quantum Minerals Ltd.:
8.00%, 3/1/33(1)	2,155	2,134,805
9.375%, 3/1/29(1)	6,437	6,760,144
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)	3,299	3,240,489
6.125%, 4/1/29(1)	2,194	2,186,635
Novelis Corp.:
3.25%, 11/15/26(1)	1,860	1,805,818
3.875%, 8/15/31(1)	1,964	1,696,997
4.75%, 1/30/30(1)	4,188	3,898,635
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	4,082	3,877,304
		$ 42,016,735
Publishing & Printing — 0.7%
Cimpress PLC, 7.375%, 9/15/32(1)	2,525	$ 2,307,030
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	3,019	2,960,547
7.375%, 9/1/31(1)	2,050	2,096,811
8.00%, 8/1/29(1)	4,366	4,330,182
		$ 11,694,570
Railroad — 0.2%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)	3,200	$ 3,196,154
		$ 3,196,154
Security	Principal Amount* (000's omitted)	Value
Restaurant — 1.1%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)	1,866	$ 1,793,661
4.00%, 10/15/30(1)	5,641	5,140,685
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)	6,796	7,210,583
Yum! Brands, Inc., 3.625%, 3/15/31	4,317	3,899,647
		$ 18,044,576
Services — 5.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	3,877	$ 3,835,947
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	1,695	1,732,960
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(1)	4,157	3,905,170
9.75%, 7/15/27(1)	3,417	3,432,175
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	2,161	2,079,246
4.625%, 6/1/28(1)	2,887	2,767,099
APi Group DE, Inc., 4.75%, 10/15/29(1)	4,707	4,431,085
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	3,533	3,216,327
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	2,118	2,164,975
Imola Merger Corp., 4.75%, 5/15/29(1)	7,541	7,210,700
Korn Ferry, 4.625%, 12/15/27(1)	4,509	4,367,015
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	3,951	3,587,521
RB Global Holdings, Inc.:
6.75%, 3/15/28(1)	2,550	2,603,185
7.75%, 3/15/31(1)	1,032	1,083,325
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(1)	6,786	6,385,771
VT Topco, Inc., 8.50%, 8/15/30(1)	5,167	5,412,367
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	5,361	5,313,339
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)	2,127	2,157,761
6.375%, 3/15/33(1)	2,955	2,992,118
6.625%, 3/15/32(1)	3,548	3,613,535
7.25%, 6/15/28(1)	1,848	1,874,147
White Cap Buyer LLC, 6.875%, 10/15/28(1)	5,443	5,309,291
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	7,346	7,741,178
		$ 87,216,237
Steel — 1.0%
Allegheny Ludlum LLC, 6.95%, 12/15/25	2,155	$ 2,173,544
ATI, Inc., 5.875%, 12/1/27	1,505	1,502,829
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,372	1,381,830

High Income Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Steel (continued)
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(1)	3,880	$ 3,650,263
7.50%, 9/15/31(1)	3,290	3,186,722
TMS International Corp., 6.25%, 4/15/29(1)	4,064	3,766,002
		$ 15,661,190
Super Retail — 3.1%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)	889	$ 837,033
4.75%, 3/1/30	788	737,730
5.00%, 2/15/32(1)	2,474	2,256,821
Bath & Body Works, Inc.:
6.75%, 7/1/36	734	723,251
6.875%, 11/1/35	2,276	2,280,479
6.95%, 3/1/33	1,721	1,706,660
Champ Acquisition Corp., 8.375%, 12/1/31(1)	4,036	4,261,923
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)	4,700	4,880,066
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	3,910	4,041,748
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.375%, 1/15/29(1)	1,306	1,153,921
8.75%, 1/15/32(1)	1,495	1,198,818
Group 1 Automotive, Inc.:
4.00%, 8/15/28(1)	1,587	1,510,204
6.375%, 1/15/30(1)	1,275	1,290,417
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	2,173	2,100,431
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)	4,015	3,800,131
8.25%, 8/1/31(1)	559	585,222
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	960	892,461
4.375%, 1/15/31(1)	3,334	3,065,272
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	7,302	6,744,407
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	3,075	2,942,413
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)	2,081	1,954,340
4.875%, 11/15/31(1)	1,734	1,584,497
		$ 50,548,245
Technology — 3.4%
Ciena Corp., 4.00%, 1/31/30(1)	3,812	$ 3,534,320
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)	3,476	3,480,550
9.00%, 9/30/29(1)	7,796	7,862,497
Security	Principal Amount* (000's omitted)		Value
Technology (continued)
Coherent Corp., 5.00%, 12/15/29(1)		2,530	$ 2,425,657
Ellucian Holdings, Inc., 6.50%, 12/1/29(1)		4,088	4,094,197
Fair Isaac Corp., 4.00%, 6/15/28(1)		2,362	2,267,553
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		3,553	3,608,654
McAfee Corp., 7.375%, 2/15/30(1)		3,928	3,397,021
ON Semiconductor Corp., 3.875%, 9/1/28(1)		3,322	3,144,131
Open Text Corp., 3.875%, 2/15/28(1)		1,691	1,618,042
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		1,571	1,453,857
Seagate HDD Cayman:
4.091%, 6/1/29		853	810,612
9.625%, 12/1/32		4,172	4,712,766
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)		3,414	2,989,244
6.625%, 7/15/32(1)		1,225	1,214,975
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		3,691	3,676,381
VM Consolidated, Inc., 5.50%, 4/15/29(1)		4,657	4,496,037
			$ 54,786,494
Telecommunications — 2.7%
Altice Financing SA:
5.00%, 1/15/28(1)		2,145	$ 1,649,727
5.75%, 8/15/29(1)		1,253	925,656
C&W Senior Finance Ltd., 9.00%, 1/15/33(1)		2,320	2,329,628
EchoStar Corp., 10.75%, 11/30/29		3,562	3,770,779
Iliad Holding SASU:
7.00%, 10/15/28(1)		1,592	1,612,818
7.00%, 4/15/32(1)		2,795	2,836,595
8.50%, 4/15/31(1)		2,025	2,138,151
Sable International Finance Ltd., 7.125%, 10/15/32(1)		2,181	2,146,311
Virgin Media Finance PLC, 5.00%, 7/15/30(1)		3,846	3,376,999
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)		5,386	4,847,168
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(6)	GBP	1,206	1,514,419
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		2,620	2,536,787
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(1)		2,432	2,140,056
7.75%, 4/15/32(1)		1,550	1,565,830
Zegona Finance PLC, 8.625%, 7/15/29(1)		6,666	7,108,189
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)		984	873,613
Ziggo BV, 4.875%, 1/15/30(1)		2,956	2,724,925
			$ 44,097,651

High Income Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(1)	4,761	$ 4,350,687
		$ 4,350,687
Utility — 4.8%
Alpha Generation LLC, 6.75%, 10/15/32(1)	8,094	$ 8,255,896
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(1)	2,025	1,925,407
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	4,860	4,777,961
Calpine Corp.:
4.50%, 2/15/28(1)	1,920	1,879,540
4.625%, 2/1/29(1)	2,185	2,114,849
5.00%, 2/1/31(1)	445	428,397
5.125%, 3/15/28(1)	4,564	4,524,674
Clearway Energy Operating LLC, 3.75%, 2/15/31(1)	2,036	1,814,225
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	5,493	4,778,370
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	2,400	2,105,224
NRG Energy, Inc.:
3.875%, 2/15/32(1)	3,359	3,006,777
6.00%, 2/1/33(1)	3,495	3,461,049
6.25%, 11/1/34(1)	2,335	2,333,199
10.25% to 3/15/28(1)(8)(9)	3,771	4,134,870
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	2,331	2,216,959
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	3,783	3,460,896
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	3,536	3,447,233
TransAlta Corp., 7.75%, 11/15/29	3,909	4,075,262
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)	2,224	2,141,313
5.00%, 7/31/27(1)	6,128	6,079,915
6.875%, 4/15/32(1)	3,705	3,840,582
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(1)	3,251	3,076,801
8.375%, 1/15/31(1)	2,315	2,325,731
8.625%, 3/15/33(1)	2,325	2,322,045
		$ 78,527,175
Total Corporate Bonds (identified cost $1,362,317,374)		$1,353,542,906

Preferred Stocks — 0.7%
Security	Principal Amount/ Shares	Value
Insurance — 0.3%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(4)	$4,170,000	$ 4,184,099
		$ 4,184,099
Services — 0.4%
WESCO International, Inc., Series A, 10.625% to 6/22/25(9)	282,335	$ 7,179,779
		$ 7,179,779
Total Preferred Stocks (identified cost $11,730,112)		$ 11,363,878

Senior Floating-Rate Loans — 7.3%(10)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace — 0.1%
TransDigm, Inc., Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 8/24/28		1,675	$ 1,674,355
			$ 1,674,355
Automotive & Auto Parts — 0.7%
Clarios Global LP:
Term Loan, 5.151%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	7,520	$ 8,370,720
Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		3,320	3,263,660
			$ 11,634,380
Building Materials — 0.3%
Associated Materials, Inc., Term Loan, 10.322%, (1 mo. USD Term SOFR + 6.00%), 3/8/29		5,190	$ 4,859,114
			$ 4,859,114
Capital Goods — 0.3%
EMRLD Borrower LP:
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 8/4/31		1,493	$ 1,477,269
Term Loan, 6.933%, (6 mo. USD Term SOFR + 2.50%), 5/31/30		3,299	3,266,224
			$ 4,743,493

High Income Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Diversified Media — 0.2%
CMG Media Corp., Term Loan, 7.899%, (3 mo. USD Term SOFR + 3.50%), 6/18/29	2,825	$ 2,676,637
		$ 2,676,637
Energy — 0.5%
M6 ETX Holdings II Midco LLC, Term Loan, 7.324%, (1 mo. USD Term SOFR + 3.00%), 4/1/32	3,637	$ 3,621,088
New Generation Gas Gathering LLC, Term Loan, 10.03%, (3 mo. USD Term SOFR + 5.75%), 9/30/29	3,829	3,751,422
		$ 7,372,510
Food, Beverage & Tobacco — 0.3%
Triton Water Holdings, Inc., Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 3/31/28	4,686	$ 4,655,999
		$ 4,655,999
Gaming — 0.4%
Peninsula Pacific Entertainment LLC, Term Loan, 13.00%, 12/24/29(3)(11)	2,849	$ 2,849,242
Spectacle Gary Holdings LLC, Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 12/11/28	3,804	3,764,198
		$ 6,613,440
Healthcare — 1.3%
athenahealth Group, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 2/15/29	1,750	$ 1,738,029
Bausch Health Co., Inc., Term Loan, 10.569%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	9,160	8,663,849
Endo Luxembourg Finance Co. I SARL, Term Loan, 8.322%, (1 mo. USD Term SOFR + 4.00%), 4/23/31	2,194	2,130,898
Pluto Acquisition I, Inc.:
Term Loan, 9.803%, (3 mo. USD Term SOFR + 5.50%), 6/20/28	987	988,489
Term Loan - Second Lien, 8.302%, (3 mo. USD Term SOFR + 4.00%), 9/20/28	1,963	1,705,117
Team Health Holdings, Inc., Term Loan, 9.53%, (3 mo. USD Term SOFR + 5.25%), 3/2/27	5,853	5,711,702
		$ 20,938,084
Homebuilders & Real Estate — 0.2%
Signal Parent, Inc., Term Loan, 7.88%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	3,976	$ 3,096,813
		$ 3,096,813
Borrower/Description	Principal Amount* (000's omitted)	Value
Insurance — 0.2%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 9.049%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	2,824	$ 2,822,625
		$ 2,822,625
Leisure — 0.3%
Peloton Interactive, Inc., Term Loan, 9.813%, (3 mo. USD Term SOFR + 5.50%), 5/23/29	5,463	$ 5,472,963
		$ 5,472,963
Restaurant — 0.5%
IRB Holding Corp., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 12/15/27	7,886	$ 7,837,539
		$ 7,837,539
Services — 0.4%
AlixPartners LLP, Term Loan, 6.936%, (1 mo. USD Term SOFR + 2.50%), 2/4/28	7,026	$ 7,030,367
		$ 7,030,367
Super Retail — 0.7%
Hanesbrands, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 3/7/32	2,442	$ 2,426,737
Mavis Tire Express Services Corp., Term Loan, 7.313%, (3 mo. USD Term SOFR + 3.00%), 5/4/28	2,335	2,310,128
Petco Health & Wellness Co., Inc., Term Loan, 7.811%, (3 mo. USD Term SOFR + 3.25%), 3/3/28	3,922	3,433,744
PetSmart, Inc., Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 2/11/28	2,293	2,266,611
		$ 10,437,220
Technology — 0.7%
Cloud Software Group, Inc., Term Loan, 7.799%, (3 mo. USD Term SOFR + 3.50%), 3/29/29	1,342	$ 1,327,374
Fortress Intermediate 3, Inc., Term Loan, 8.072%, (1 mo. USD Term SOFR + 3.75%), 6/27/31	9,464	9,286,967
McAfee LLC, Term Loan, 7.319%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	995	938,002
Riverbed Technology, Inc., Term Loan, 8.799%, (3 mo. USD Term SOFR + 2.50%), 6.799% cash, 2.00% PIK, 7/1/28	516	284,973
		$ 11,837,316

High Income Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Telecommunications — 0.2%
Lumen Technologies, Inc.:
Term Loan, 4/16/29(12)	1,806	$ 1,731,737
Term Loan, 4/15/30(12)	2,282	2,180,577
		$ 3,912,314
Total Senior Floating-Rate Loans (identified cost $119,038,906)		$ 117,615,169

Miscellaneous — 0.2%
Security	Principal Amount/ Shares	Value
Diversified Financial Services — 0.0%
ACC Claims Holdings LLC(3)(5)	8,415,190	$ 0
		$ 0
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(3)(5)	$1,660,000	$ 0
		$ 0
Gaming — 0.2%
PGP Investors, LLC, Membership Interests(3)(4)	15,849	$ 2,834,274
		$ 2,834,274
Healthcare — 0.0%
Endo Design LLC, Escrow Certificates(3)(5)	$1,153,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(3)(5)	2,774,000	0
		$ 0
Paper — 0.0%
Enviva LLC, Escrow Certificates(3)(5)	$2,404,000	$ 0
		$ 0
Services — 0.0%†
Hertz Corp., Escrow Certificates(5)	$502,000	$ 96,007
		$ 96,007
Total Miscellaneous (identified cost $0)		$ 2,930,281

Short-Term Investments — 2.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(13)	45,789,642	$ 45,789,642
Total Short-Term Investments (identified cost $45,789,642)		$ 45,789,642
Total Investments — 98.6% (identified cost $1,599,772,850)		$1,594,435,703
Other Assets, Less Liabilities — 1.4%		$ 22,361,970
Net Assets — 100.0%		$1,616,797,673
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $1,250,481,385 or 77.3% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security (see Note 5).
(5)	Non-income producing security.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of these securities is $29,892,844 or 1.8% of the Portfolio's net assets.
(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.

High Income Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	Fixed-rate loan.
(12)	This Senior Loan will settle after April 30, 2025, at which time the interest rate will be determined.
(13)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of April 30, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,387,173	EUR	9,938,622	Bank of America, N.A.	7/31/25	$ 66,986	$ —
USD	2,391,388	EUR	2,086,527	Bank of America, N.A.	7/31/25	14,813	—
USD	12,772,626	EUR	11,150,560	State Street Bank and Trust Company	7/31/25	72,031	—
USD	11,387,255	EUR	9,938,623	State Street Bank and Trust Company	7/31/25	67,067	—
USD	1,511,804	GBP	1,127,041	Citibank, N.A.	7/31/25	9,293	—
USD	39,368	GBP	29,365	State Street Bank and Trust Company	7/31/25	220	—
						$230,410	$—
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

High Income Opportunities Portfolio
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $1,553,983,208)	$1,548,646,061
Affiliated investments, at value (identified cost $45,789,642)	45,789,642
Cash	772,664
Deposits for derivatives collateral — forward foreign currency exchange contracts	3,120,000
Interest receivable	23,186,946
Dividends receivable from affiliated investments	214,931
Receivable for investments sold	1,216,728
Receivable for open forward foreign currency exchange contracts	230,410
Trustees' deferred compensation plan	208,236
Total assets	$1,623,385,618
Liabilities
Payable for investments purchased	$5,476,213
Due to custodian — foreign currency, at value (identified cost $52,414)	52,234
Payable to affiliates:
Investment adviser fee	608,955
Trustees' fees	8,496
Trustees' deferred compensation plan	208,236
Accrued expenses	233,811
Total liabilities	$6,587,945
Net Assets applicable to investors' interest in Portfolio	$1,616,797,673

See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $910)	$1,288,759
Dividend income from affiliated investments	1,333,799
Interest income	51,615,016
Other income	144,685
Total investment income	$54,382,259
Expenses
Investment adviser fee	$3,639,569
Trustees’ fees and expenses	51,217
Custodian fee	195,657
Legal and accounting services	75,542
Miscellaneous	16,075
Total expenses	$3,978,060
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$44,674
Total expense reductions	$44,674
Net expenses	$3,933,386
Net investment income	$50,448,873
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(1,449,667)
Foreign currency transactions	(56,787)
Forward foreign currency exchange contracts	(1,516,601)
Net realized loss	$(3,023,055)
Change in unrealized appreciation (depreciation):
Investments	$(15,419,838)
Foreign currency	26,902
Forward foreign currency exchange contracts	416,059
Net change in unrealized appreciation (depreciation)	$(14,976,877)
Net realized and unrealized loss	$(17,999,932)
Net increase in net assets from operations	$32,448,941

See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$50,448,873	$84,980,627
Net realized loss	(3,023,055)	(18,265,318)
Net change in unrealized appreciation (depreciation)	(14,976,877)	111,443,813
Net increase in net assets from operations	$32,448,941	$178,159,122
Capital transactions:
Contributions	$202,310,188	$424,870,583
Withdrawals	(109,751,619)	(202,065,219)
Net increase in net assets from capital transactions	$92,558,569	$222,805,364
Net increase in net assets	$125,007,510	$400,964,486
Net Assets
At beginning of period	$1,491,790,163	$1,090,825,677
At end of period	$1,616,797,673	$1,491,790,163

See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2025
Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2024	2023	2022	2021	2020
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.50%(2)	0.52%	0.53%	0.49%	0.49%	0.51%
Net expenses	0.50%(2)(3)	0.51%(3)	0.53%(3)	0.49%(3)	0.49%	0.51%
Net investment income	6.43%(2)	6.36%	6.07%	4.82%	4.78%	5.26%
Portfolio Turnover	18%(4)	43%	29%	19%	64%	67%
Total Return	2.11%(4)	14.95%	6.66%	(8.20)%	13.11%	1.69%
Net assets, end of period (000’s omitted)	$1,616,798	$1,491,790	$1,090,826	$1,020,273	$1,000,095	$949,751
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(4)	Not annualized.

See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2025, Eaton Vance High Income Opportunities Fund, Eaton Vance Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 68.1%, 24.7%, 6.7% and 0.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,

High Income Opportunities Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
I  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

High Income Opportunities Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended April 30, 2025, the Portfolio’s investment adviser fee amounted to $3,639,569 or 0.46% (annualized) of the Portfolio's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $44,674 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $415,822,175 and $274,919,199, respectively, for the six months ended April 30, 2025.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,610,361,605
Gross unrealized appreciation	$25,997,553
Gross unrealized depreciation	(41,693,045)
Net unrealized depreciation	$(15,695,492)

High Income Opportunities Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

5  Restricted Securities
At April 30, 2025, the Portfolio owned the following securities (representing 0.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$ 0	$ 1,756,569
Enviva LLC	12/6/24	100,688	630,140	1,459,976
iFIT Health and Fitness, Inc.	10/6/22	514,080	1,799,280	0
New Cotai Participation Corp., Class B	4/12/13	7	216,125	0
Total Common Stocks			$2,645,545	$3,216,545
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$4,170,000	$4,107,450	$ 4,184,099
Total Preferred Stocks			$4,107,450	$4,184,099
Miscellaneous
PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18,12/17/21	15,849	$ 0	$ 2,834,274
Total Miscellaneous			$0	$2,834,274
Total Restricted Securities			$6,752,995	$10,234,918
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Portfolio of Investments. At April 30, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2025, the portfolio had no open derivatives with credit-related contingent features in a net liability position.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or

High Income Opportunities Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2025 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$230,410(1)	$ —
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
The Portfolio's derivative assets at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio's derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$81,799	$ —	$ —	$ —	$81,799
Citibank, N.A.	9,293	—	—	—	9,293
State Street Bank and Trust Company	139,318	—	—	—	139,318
	$230,410	$—	$—	$—	$230,410
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(1,516,601)	$416,059
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was approximately $39,870,000.

High Income Opportunities Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.
8  Affiliated Investments
At April 30, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $45,789,642, which represents 2.8% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$49,686,239	$237,836,908	$(241,733,505)	$ —	$ —	$45,789,642	$1,333,799	45,789,642
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 42,493,736	$ —	$ 42,493,736
Common Stocks	15,016,385	1,808,429	1,756,569	18,581,383
Convertible Bonds	—	2,118,708	—	2,118,708
Corporate Bonds	—	1,353,542,906	—	1,353,542,906
Preferred Stocks	7,179,779	4,184,099	—	11,363,878
Senior Floating-Rate Loans	—	114,765,927	2,849,242	117,615,169
Miscellaneous	—	96,007	2,834,274	2,930,281
Short-Term Investments	45,789,642	—	—	45,789,642
Total Investments	$67,985,806	$1,519,009,812	$7,440,085	$1,594,435,703

High Income Opportunities Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 230,410	$ —	$ 230,410
Total	$67,985,806	$1,519,240,222	$7,440,085	$1,594,666,113
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2025 is not presented.
10  Risks and Uncertainties
Credit Risk
The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

ETHIX-NCSR    4.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025